INCOME TAX	9 Months Ended	12 Months Ended
	Nov. 30, 2015	Feb. 28, 2015
Notes to Financial Statements
NOTE 5. INCOME TAX

Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Deferred income taxes arise from the temporary differences between financial statement and income tax recognition of net operating losses. These loss carryovers are limited under the Internal Revenue Code should a significant change in ownership occur.

At November 30, 2015 the Company had net operating loss carryforwards of approximately $580,697 which begin to expire in 2034. The deferred tax asset of $197,437 created by the net operating loss has been offset by a 100% valuation allowance. The change in valuation allowance as of the quarter ended November 30, 2015 was approximately $25,535.

Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Deferred income taxes arise from the temporary differences between financial statement and income tax recognition of net operating losses. These loss carryovers are limited under the Internal Revenue Code should a significant change in ownership occur.

At February 28, 2015 the Company had net operating loss carryforwards of approximately $397,000 which expire in 2034. The deferred tax asset of $60,000 created by the net operating loss has been offset by a 100% valuation allowance. The change in valuation allowance in 2015 was approximately $11,000.